Offerings	Nov. 06, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, Opendoor Technologies Inc. 2020 Incentive Award Plan
Amount Registered | shares	124,223,120
Proposed Maximum Offering Price per Unit | $ / shares	7.12
Maximum Aggregate Offering Price	$ 884,468,614.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 122,145.12
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Opendoor Technologies Inc. (the “Company”) that become issuable under the Company’s 2020 Incentive Award Plan (the “Incentive Plan”) or the Company’s 2020 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company’s shares of Common Stock as reported on the Nasdaq Global Select Market on November 4, 2025, which date is within five business days prior to the filing of this Registration Statement.

(3)	Represents shares of Common Stock available for future issuance as a result of the annual automatic increases under the Incentive Plan pursuant to its terms.

Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, Opendoor Technologies Inc. 2020 Employee Stock Purchase Plan
Amount Registered | shares	13,975,338
Proposed Maximum Offering Price per Unit | $ / shares	6.052
Maximum Aggregate Offering Price	$ 84,578,745.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,680.33
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Opendoor Technologies Inc. (the “Company”) that become issuable under the Company’s 2020 Incentive Award Plan (the “Incentive Plan”) or the Company’s 2020 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company’s shares of Common Stock as reported on the Nasdaq Global Select Market on November 4, 2025, which date is within five business days prior to the filing of this Registration Statement.

(4)
Estimated in accordance with Rule 457(c) and (h) under the Securities Act. The offering price per share and the aggregate offering price are calculated based on 85% of the average of the high and low sale prices per share of the Common Stock as reported on the Nasdaq Global Select Market on November 4, 2025. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the Common Stock on (i) the applicable offer period start date and (ii) the applicable purchase date.

(5)
Represents 6,775,437 and 7,199,901 additional shares of Common Stock available for issuance as a result of the annual automatic increase on January 1, 2024 and January 1, 2025, respectively under the ESPP.